SCHEDULE OF RECONCILIATION OF CHANGES IN THE COMPANY’S UNRECOGNIZED TAX BENEFITS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Balance	$ 10,724	$ 10,231
Increase in tax position during 2023	493	493
Return to provision true up	(493)
Increase in tax position	(493)	(493)
Decrease due to expirations	(974)
Balance	9,257	10,724
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Balance	4,657	4,375
Increase in tax position during 2023	282	282
Return to provision true up	(282)
Increase in tax position	(282)	(282)
Decrease due to expirations	(974)
Balance	3,401	4,657
State and Local Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Balance	6,067	5,856
Increase in tax position during 2023	211	211
Return to provision true up	(211)
Increase in tax position	(211)	(211)
Decrease due to expirations
Balance	$ 5,856	$ 6,067